NET EARNINGS (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Net earnings (loss) per common share

		2018	2017	2016
Weighted average common shares outstanding – basic (thousands of shares)		1,218,798	1,175,094	1,100,471
Effect of dilutive stock options (thousands of shares)		4,960	7,729	—
Weighted average common shares outstanding – diluted (thousands of shares)		1,223,758	1,182,823	1,100,471
Net earnings (loss)		$2,591	$2,397	$(204)
Net earnings (loss) per common share	– basic	$2.13	$2.04	$(0.19)
	– diluted	$2.12	$2.03	$(0.19)